Fiduciary activities and management of funds (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of managed off-balance sheet financial assets
As of December 31, 2022 an
d 20
21, the value of the managed
off-balance
sheet financial assets is as follows:

	2022	2021
	S/(000)	S/(000)
Investment funds	16,821,566	18,669,786
Mutual funds	4,495,832	4,310,914

Total	21,317,398	22,980,700